INVESTMENTS (Details)							1 Months Ended		12 Months Ended
	Jun. 24, 2015 CNY (¥)	Jun. 24, 2015 USD ($)	Jun. 02, 2015 CNY (¥)	Jun. 02, 2015 USD ($)	Jan. 27, 2015 CNY (¥) shares	Jan. 27, 2015 USD ($) shares	Apr. 30, 2014 CNY (¥) shares	Apr. 30, 2014 USD ($) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Investment
Proceeds from waiver of warrants												¥ 18,409,199
Gain from waiver of warrants									0	0	0	16,869,935
Gain from sale of cost method investment									¥ 0	$ 0	0	803,059,728
Cost Method Investments, Capital Contribution Description									Pursuant to the Partnership Agreement, the total capital commitment to Ningbo eHi Ruiji by May 1, 2047 is expected to be RMB60,000,000, of which RMB59,990,000 is to be contributed by Ningbo Haichao and RMB10,000 is to be contributed by Yinzhou Ningyituiji. Ningbo eHi Ruiji would be managed by Yinzhou Ningyituiji.	Pursuant to the Partnership Agreement, the total capital commitment to Ningbo eHi Ruiji by May 1, 2047 is expected to be RMB60,000,000, of which RMB59,990,000 is to be contributed by Ningbo Haichao and RMB10,000 is to be contributed by Yinzhou Ningyituiji. Ningbo eHi Ruiji would be managed by Yinzhou Ningyituiji.
Payments To Acquire Cost Method Investment									¥ 10,800,000	$ 1,659,930
Travice Inc | Series B Preferred Stock
Investment
Percentage of shares acquired							8.40%	8.40%
Payments to Acquire Investments							¥ 154,251,500	$ 25,000,000
Travice Inc | Series C Preferred Stock
Investment
Number of warrants acquired to purchase additional shares							4,684,074	4,684,074
Number of warrants waived to purchase additional shares					4,684,074	4,684,074
Proceeds from waiver of warrants					¥ 18,409,199	$ 3,000,000
Gain from waiver of warrants												¥ 16,869,935	$ 2,749,158
Elite Plus
Investment
Equity interest transferred (as a percent)			100.00%	100.00%
Gross proceeds			¥ 983,621,925	$ 160,875,000
Gain from sale of cost method investment	¥ 803,059,728	$ 131,352,744
Transaction costs from sale of cost method investment	¥ 29,193,869	$ 4,773,098